Voya Large-Cap Growth Fund Average Annual Total Returns - Class A C I R R6 and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			26.87%	13.52%	13.24%
Performance Inception Date		Jul. 21, 1997
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			25.56%	10.39%	10.88%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.90%	9.80%	10.14%
Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class A | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.36%	18.96%	16.78%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			32.68%	14.01%	13.23%
Performance Inception Date		Jul. 21, 1997
Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class C | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.36%	18.96%	16.78%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			34.99%	15.27%	14.32%
Performance Inception Date		Jan. 08, 2002
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class I | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.36%	18.96%	16.78%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			34.35%	14.61%	13.65%
Performance Inception Date		May 30, 2014
Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.36%	18.96%	16.78%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			35.00%	15.32%	14.36%
Performance Inception Date		Jun. 02, 2015
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R6 | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.36%	18.96%	16.78%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			35.00%	15.18%	14.21%
Performance Inception Date		Jul. 21, 1997
Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class W | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.36%	18.96%	16.78%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.